Directors and key management compensation - Key management compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Directors and key management compensation
Short-term employee benefits	€ 27	€ 24	€ 30
Share-based payments	30	25	26
Total	€ 57	€ 49	€ 56